Derivative Instruments and Hedging Activities Derivative Fair Value Unobservable Inputs (Details) (Significant observable inputs (Level 3) [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010
Significant observable inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 2.9	$ 0
Included in earnings (or change in net assets)	1.5	0
Included in AOCI	0	0
Purchases, issuances, and settlements	(4.4)	2.9
Transfers In/Out of Level 3	0	0
Balance at end	$ 0	$ 2.9